Notes and Loans Payable (Details) - USD ($)								1 Months Ended							3 Months Ended		12 Months Ended
	Sep. 18, 2019	Aug. 15, 2019	Jul. 12, 2019	Nov. 13, 2018	Oct. 20, 2018	Sep. 04, 2018	Sep. 04, 2018	Dec. 05, 2018	Oct. 23, 2018	Oct. 17, 2018	Sep. 19, 2018	Aug. 29, 2018	Apr. 20, 2018	Oct. 19, 2017	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 18, 2019	Nov. 18, 2019	Nov. 02, 2019	Oct. 18, 2019	Aug. 18, 2019	Jul. 18, 2019	Jun. 18, 2019	May 18, 2019	Apr. 18, 2019	Mar. 18, 2019	Feb. 18, 2019	Jan. 18, 2019	Dec. 18, 2018	Nov. 27, 2018	Nov. 18, 2018	Oct. 18, 2018	Sep. 18, 2018	Jul. 13, 2018	Aug. 15, 2015
Loans and Notes Payable (Textual)
Net proceeds from note payable																		$ 232,500
Principal amount															$ 15,000		10,375
Default rate																																				10.00%
Maturity date				Jun. 30, 2019								Feb. 28, 2018
Amortization of debt discounts															49,254	$ 65,500	95,257	773,741
Convertible notes	$ 6,000			$ 90,000		$ 10,000	$ 10,000					$ 6,000					3,000		$ 6,000	$ 6,000		$ 6,000	$ 6,000	$ 6,000	$ 6,000	$ 6,000	$ 6,000	$ 6,000	$ 6,000	$ 6,000	$ 6,000		$ 6,000	$ 6,000	$ 6,000
Accrued interest															94,500
Derivative liabilities												$ 10,435
Net loss on debt extinguishment															$ 146,375	(14,057)	(57,623)	151,978
Promissory note issued																$ 68,232
Third Party [Member]
Loans and Notes Payable (Textual)
Net proceeds from note payable														$ 232,500
Net of fees and expenses														17,500
Principal amount														$ 250,000
Bears interest rate														12.00%
Default rate														18.00%
Maturity date													Oct. 20, 2018	Apr. 20, 2018
Amortization of debt discounts																		17,500
Financing expense					$ 10,000								$ 10,000
World Market Ventures LLC [Member]
Loans and Notes Payable (Textual)
Conversion price											$ 19.75
Trillium Partners LP [Member]
Loans and Notes Payable (Textual)
Net of fees and expenses																																$ 2,290
Conversion price											$ 2.00
Livingston Asset Management LLC [Member]
Loans and Notes Payable (Textual)
Note payable, description															On June 1, 2018 the Company entered into a consulting and services arrangement with Livingston Asset Management. The arrangement provides for financial management services including accounting and related periodic reporting among other advisory services. Under the agreement the Company will issue to Livingston Asset Management Convertible Fee Notes having principal of $12,500, interest of 10% per annum, maturity of six or seven months. The notes are convertible into common shares at a discount of 50% to the lowest bid price in the 30 trading days immediately preceding the notice of conversion. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $12,500 with a charge to interest expense for each note. The consulting and services arrangement with Livingston Asset Management was amended on July 1, 2019. The amendment increased the monthly fee to be $20,000, with $17,000, as monthly convertible note and $3,000, of cash due on the first of each month. On November 1, 2019, Livingston Asset Management LLC, amended the terms of the monthly fee notes issued between December 1, 2018 through September 30, 2019, totaling $136,375, in principal such that the notes are no longer convertible into common stock. The principal balance remained $136,375, with $7,608, in accrued interest.
Livingston Asset Management LLC [Member] | December 1, 2019 [Member]
Loans and Notes Payable (Textual)
Bears interest rate															10.00%
Accrued interest															$ 72
Promissory note issued															$ 17,000
Maturity Term															6 months
Livingston Asset Management LLC [Member] | November 1, 2019 [Member]
Loans and Notes Payable (Textual)
Bears interest rate															10.00%
Accrued interest															$ 214
Promissory note issued															$ 17,000
Maturity Term															6 months
Livingston Asset Management LLC [Member] | October 1, 2019 [Member]
Loans and Notes Payable (Textual)
Bears interest rate															10.00%
Accrued interest															$ 356
Promissory note issued															$ 17,000
Maturity Term															6 months
Howco One [Member]
Loans and Notes Payable (Textual)
Principal amount															$ 117,877
Howco [Member]
Loans and Notes Payable (Textual)
Net of fees and expenses		$ 146,250
Principal amount	187,870														131,463		184,390
Amortization of debt discounts		60,000
Financing expense		3,750
Accounts receivable financing principal amount	195,840	210,000
Accounts received in cash	149,541	146,250
Charged expenses	3,459	$ 3,459
Deferred financing costs	$ 42,840
Description of term of agreement	Under the terms of the agreement PIRS receives 172 payments of $1,139, for each business day.	Under the terms of the agreement Fora receives 245 payments of $854, for each business day followed by a final payment of $853.
Fora Business Loans, LLC [Member]
Loans and Notes Payable (Textual)
Principal amount																																					$ 210,000
Trillium Partners LP [Member]
Loans and Notes Payable (Textual)
Principal amount			$ 10,000												10,000						$ 10,000
Bears interest rate			10.00%
Maturity date			Jan. 11, 2020
Converted fees											$ 1,095
Converted pricipal											62,500
Converted interest											$ 6,781
Conversion of common shares										115,669	35,188
Additional paid in capital in conjunction with conversion											$ 62,500
Accrued interest															$ 468
Porta Pellex [Member]
Loans and Notes Payable (Textual)
Principal amount										$ 62,500
Amortization of debt discounts							62,500		$ 62,500
Debt interest expense							$ 125,000
Note payable																		$ 125,000
Loan payable, description							Porta Pellex, the holder of the note above, sold and assigned 50% of the face amount to Trillium Partners LP and World Market Ventures LLC.
Accrued interest										$ 7,500
Sale of related party, description									Assigned $62,500 of the remaining principal balance of its note to Jefferson Street Capital LLC along with $7,500 of accrued interest. The assigned portion of the note was restated to provide for conversion of interest and principal into common shares at the lower of: 50% discount to the lowest bid price over the 20 trading days prior to conversion notification; or 50% of the lowest bid price during the 20 trading days prior to the closing date of the related assignment.	Assigned $62,500 of the principal balance of its note to Trillium Partners LP along with $7,500 of accrued interest, leaving an unpaid balance of $62,500 plus accrued interest on Porta Pellex's original note. The assigned portion of the note was restated to provide for conversion of interest and principal into common shares at 50% discount to the lowest bid price over the 20 trading days prior to conversion notification. This modification was treated as a debt extinguishment. The modified note was treated as stock settled debt in accordance with ASC 480 and $62,500 was recorded as put premium with a charge to interest expense for the assigned and restated note.
Derivative liabilities									$ 78,471
Derivative expenses									$ 15,971
World Market Ventures LLC [Member]
Loans and Notes Payable (Textual)
Principal amount																	1,020
Converted fees											61,481
Converted pricipal											$ 6,657
Conversion of common shares											34,500
Additional paid in capital in conjunction with conversion											$ 61,481
Convertible notes																	1,020
Trillium Partners LP and World Market Ventures [Member]
Loans and Notes Payable (Textual)
Loan payable, description						The assigned notes were restated with a 50% conversion discount from the lowest bid price of the common stock in the 20 days immediately preceding the conversion notice date.
Jefferson Street Capital LLC [Member]
Loans and Notes Payable (Textual)
Conversion of common shares								128,620
Net loss on debt extinguishment																	$ 14,057